Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

	2024	2023
	US$’000	US$’000
Fuel oil and LPG, at cost	33,645	39,192
LPG, held for trading	43,061	149,400
	76,706	188,592